Income Taxes - Disclosure of detailed information about unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	$ 0	$ 0
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	4,140	15,084
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	35	50
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	1,047	0
Reclamation & closure provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	0	1,377
Withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	2,264	437
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	(7,491)	(18,450)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Effect Of Unrecognized Deferred Tax Assets And Liabilities	$ 5	$ 1,502